Lease commitments (Tables)	12 Months Ended
Mar. 31, 2012
Analysis of Leased Assets Under Capital Leases

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Class of property
Building	¥13,412	¥12,230	$149
Machinery and equipment	30,283	31,698	386
Less - Accumulated depreciation	(18,590)	(20,284)	(247)

	¥25,105	¥23,644	$288

Future Minimum Lease Payments Under Capital Leases Together with the Present Value of the Net Minium Lease Payments

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥5,023	$61
2014	3,431	42
2015	2,601	32
2016	2,415	29
2017	2,077	25
Thereafter	12,636	154

Total minimum lease payments	28,183	343
Less - Amount representing interest	(6,835)	(83)

Present value of net minimum lease payments	21,348	260
Less - Current obligations	(4,175)	(51)

Long-term capital lease obligations	¥17,173	$209

Minimum Rental Payments Required Under Operating Leases Relating to Land, Buildings and Equipment

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2012 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥10,375	$126
2014	7,988	97
2015	6,510	79
2016	5,745	70
2017	5,094	62
Thereafter	20,653	252

Total minimum future rentals	¥56,365	$686